S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Dec. 03, 2025	Oct. 22, 2025
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	15,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 486,875
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares		6,708,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars)		$ 25,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	447,500
All Over-allotment Options [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,475,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 10
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	335,938
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,868,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 3,359,380
Over-allotment Option Exercised [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	150,937
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	316,250
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 3,162,500
Private Placement Units [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	316,250
Private Placement Units [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	131,250